Securities (Tables)	12 Months Ended
Dec. 31, 2012
Amortized Cost and Fair Value of Available-For-Sale Securities Portfolio

The following table summarizes the amortized cost and fair value of the available-for-sale securities portfolio at December 31, 2012 and 2011 and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2012
Corporate debt	$4,429	$—	$64	$4,365
State and municipal	2,006	—	20	1,986
Issued by U.S. government-sponsored entities and agencies:
Mortgage-backed securities—residential	1,399	87	—	1,486
Collateralized residential mortgage obligations	9,698	117	13	9,802

Total	$17,532	$204	$97	$17,639

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2011
Issued by U.S. government-sponsored entities and agencies:
Mortgage-backed securities—residential	$1,475	$198	$—	$1,673
Collateralized residential mortgage obligations	16,655	204	16	16,843

Total	$18,130	$402	$16	$18,516

Proceeds from Sales of Securities

The proceeds from sales of securities and the associated gains in 2012 and 2011 are listed below.

	2012	2011	2010
Proceeds	$2,144	$12,219	$13,632
Gross gains	143	353	468
Gross losses	—	—	—
Tax effect—expense	$—	$—	$159

Schedule of Amortized Cost and Fair Values of Debt Securities by Contractual Maturity

The amortized cost and fair value of debt securities at year-end 2012, by contractual maturity. Expected maturities may differ from contractual maturities if borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Securities not due at a single maturity date are shown separately.

	Amortized Cost	Fair Value
Due in one year or less	$50	$50
Due after one year through five years	6,385	6,301
Mortgage-backed securities	1,399	1,486
Collateralized mortgage obligations	9,698	9,802

Total	$17,532	$17,639

Fair Value of Securities Pledged

Fair value of securities pledged was as follows:

	2012	2011
Pledged as collateral for:
FHLB advances	$4,707	$9,336
Public deposits	2,199	2,820
Customer repurchase agreements	—	3,557
Interest-rate swaps	1,511	1,464

Total	$8,417	$17,177

Securities with Unrealized Losses

The following table summarizes securities with unrealized losses at December 31, 2012 and December 31, 2011 aggregated by major security type and length of time in a continuous unrealized loss position.

December 31, 2012	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Corporate debt	$4,365	$64	$—	$—	$4,365	$64
State and municipal	1,936	20	—	—	1,936	20
Issued by U.S. government-sponsored entities and agencies:
Collateralized mortgage obligations	1,673	13	—	—	1,673	13

Total temporarily impaired	$7,974	$97	$—	$—	$7,974	$97

December 31, 2011	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Issued by U.S. government-sponsored entities and agencies:
Collateralized mortgage obligations	$2,882	$16	$—	$—	$2,882	$16

Total temporarily impaired	$2,882	$16	$—	$—	$2,882	$16